CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	AOCI Attributable to Parent	Retained Earnings	Noncontrolling Interest
Balance - January 1, 2015 at Dec. 31, 2014		$ 0	$ 15,115	$ 46,614,604	$ 4,876	$ (46,915,104)	$ 894
Shares, Outstanding, Beginning Balance at Dec. 31, 2014			15,114,738
Preferred Stock Issued for Related Party Debt		$ 732	$ 0	611,128	0	0	0
Stock Issued During Period, Shares, New Issues		732,018
Adjustments to additional paid in capital, contribution based on shortfall of value of preferred stock to debt settled		$ 0	0	245,310	0	0	0
Preferred Stock Issued for Related Party Debt		$ 1,500		2,888,999	0	0	0
Stock Issued During Period, Shares, Employee Benefit Plan		1,500,000
Shares Issued for Services, Value	$ 8,167,250	$ 0	$ 1,010	8,166,240	0	0	0
Shares Issued for Services			1,010,000
Derivatives on Preferred Stock Issued	47,000	0	$ 0	(47,000)	0	0	0
Adjustment to Additional Paid in Capital Reclassification of Derivative				252,000
Derivatives on Convertible Note		0	0	73,003	0	0	0
Stockholders' Equity Note, Spinoff Transaction		$ (1,500)	$ 1,250	(238,172)	(4,876)	254,864	0
Spin-Off, shares		(1,500,000)	1,250,000
Imputed Interest on Loans		$ 0	$ 0	33,300	0	0	0
Contributed by Shareholder		0	0	5,312	0	0	0
Adjustments to additional paid in capital, investment in hemp coins		0	0	4,731	0	0	0
Net Loss	(9,432,715)	0	0	0	0	(9,432,715)	0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance at Dec. 31, 2015	2,535,501	$ 732	$ 17,375	58,609,455	0	(56,092,955)	894
Shares, Outstanding, Ending Balance at Dec. 31, 2015		732,018	17,374,738
Stock Issued During Period, Shares, Conversion of Convertible Securities		428,585
Stock Issued During Period, Value, Other		$ 250,000
Stock Issued During Period, Shares, New Issues			0
Shares Issued for Services, Value	2,721,150	0	$ 1,077	2,720,073	0	0	0
Shares Issued for Services			1,077,433
Imputed Interest on Loans		0	$ 0	9,716	0	0	0
Contributed by Shareholder	158,000
Net Loss	(3,154,599)	0	0	0	0	(3,133,376)	(21,223)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance at Dec. 31, 2016	2,832,908	$ 732	$ 18,645	61,820,910	0	(59,226,331)	218,952
Shares, Outstanding, Ending Balance at Dec. 31, 2016		732,018	18,645,021
Conversion of Debt to Equity	572,963	$ 0	$ 299	572,664	0	0	0
Stock Issued During Period, Shares, Conversion of Convertible Securities			299,298
Stock Redeemed or Called During Period, Value		0	$ (256)	(479,302)	0	0	0
Stock Redeemed or Called During Period, Shares			(256,448)
Adjustment to Additional Paid in Capital, Derivative Change, Conversion of Debt to Equity		0	$ 0	82,523	0	0	0
Stock Issued During Period, Value, Other		0	0	5,931	0	0	0
Purchase of iBudtender	300,000	$ 0	$ 150	$ 299,850	$ 0	$ 0	$ 239,281
Purchase of iBudtender			150,000
Stock Issued During Period, Shares, New Issues			230,775
Shares Issued for Services, Value	4,069,484
Shares Issued for Services			914,008
Net Loss	(5,100,660)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance at Sep. 30, 2017	8,423,736
Stock Issued During Period, Value, Other	415,136
Purchase of iBudtender	$ 300,000